Leases (Details) - Schedule of operating leases liabilities and the reconciliation of undiscounted cash flows $ in Thousands	Dec. 31, 2022 USD ($)
Schedule of Operating Leases Liabilities and the Reconciliation of Undiscounted Cash Flows [Abstract]
2023	$ 214
2024	196
2025	182
2026	105
2027
Undiscounted cash flows of operating leases	697
Less: amount representing interest	(100)
Operating lease liabilities	$ 597